Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Securitas EDGAR Filings, Inc.
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001456857
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	12,193,315
Entity Public Float	$ 294,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Dec. 31, 2011		Dec. 31, 2010
Cash	$ 290		$ 412
Accounts receivable			1,080
Sundry current assets	282		303
TOTAL CURRENT ASSETS	572		1,795
PROPERTY AND EQUIPMENT, NET	5,524		1,905
TOTAL ASSETS	6,096		3,700
Accounts payable	8,834		6,331
TOTAL CURRENT LIABILITIES	8,834		6,331
Notes Payable	50,931		27,838
TOTAL LIABILITIES	59,765		34,169
Common stock	12,193	[1]	12,193	[1]
Additional paid-in capital	55,965		55,965
Deficit accumulated during development stage	(121,827)		(98,627)
TOTAL STOCKHOLDERS' DEFICIENCY	(53,669)		(30,469)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 6,096		$ 3,700

[1]	par value $.001; 50,000,000 shares authorized; 12,193,315 shares issued and outstanding

STATEMENTS OF OPERATIONS (AUDITED) (USD $)	12 Months Ended		74 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
TOTAL REVENUE		$ 2,722	$ 38,951
General and Administrative Expenses	20,058	25,970	155,264
Interest Expense	2,942	1,622	5,514
TOTAL COSTS AND EXPENSES	23,000	27,592	160,778
NET LOSS	$ (23,000)	$ (24,870)	$ (121,827)
BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE	$ (0.001)	$ (0.001)	$ (0.009)
WEIGHTED AVERAGED NUMBER OF COMMON SHARES	12,193,315	12,193,315

STATEMENTS OF CASH FLOWS (AUDITED) (USD $)	12 Months Ended		74 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
NET LOSS	$ (23,000)	$ (24,870)	$ (121,827)
Depreciation and amortization	1,659	2,193	20,308
Accounts Receivable	1,080	54
Security Deposit		1,600	(89)
Accounts Payable	5,245	2,663	14,058
NET CASH USED IN OPERATING ACTIVITIES	(15,016)	(18,360)	(87,550)
Acquisition of property and equipment	(5,256)	(2,202)	(26,024)
NET CASH USED IN INVESTING ACTIVITIES	(5,256)	(2,202)	(26,024)
Issuance of common stock			68,158
Notes Payable	20,150	16,200	45,706
NET CASH PROVIDED BY FINANCING ACTIVITIES	20,150	16,200	113,864
(DECREASE) INCREASE IN CASH	(122)	(4,363)	290
CASH – BEGINNING OF PERIOD	412	4,775
CASH - END OF PERIOD	$ 290	$ 412	$ 290

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business description

Securitas Edgar Filings, Inc. (the “Company”) was formed on October 31, 2005 under the laws of the State of Florida.  The Company converted its entity form on November 17, 2006 from a Delaware limited Liability Company to a Florida Corporation with 8,353,860 shares of common stock exchanged for each partnership unit, with 8,353,860 units outstanding at date of conversion.  The assets, liabilities and operations of the Company did not change pursuant to this reorganization, and the accompanying financial statements are presented as if the change occurred on the first day of the earliest period presented; thus all references to number of shares prior to the date of conversion are based upon the common stock equivalent of the units.

The Company uploads converted documents for client review and approval to submit the filing to the Securities and Exchange Commission via EDGAR.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company’s accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Going Concern Note

NOTE 4 - GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.  During the years ended December 31, 2011 and 2010, the Company has incurred losses of $23,000 and $24,870, respectively.  The Company has a stockholders’ deficiency of $53,669 and $30,469 at December 31, 2011 and 2010, respectively.  These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s future success is dependent upon its ability to achieve profitable operations, generate cash from operating activities and obtain additional financing.  There is no assurance that the Company will be able to generate sufficient cash from operations, sell additional shares of common stock or borrow additional funds from its stockholders.

The Company’s inability to obtain additional cash could have a material adverse effect on its financial position, results of operations, and its ability to continue in existence.  These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Related Party Disclosures	12 Months Ended
Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 2 - RELATED PARTY TRANSACTIONS

For the year ended December 31, 2011 the Company borrowed $20,150 from two of its stockholders, of which it has paid interest of $0.

Cash

The Company maintains cash balances at various financial institutions.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  The Company’s accounts at these institutions may, at times, exceed the federal insured limits.  The Company has not experienced any losses in such accounts.

Accounts Receivable

Accounts receivable consists of amounts due from customers.  The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts.  When needed an allowance for doubtful accounts is established and determined based on management’s assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment.

Property and equipment and depreciation policy

Property and equipment are recorded at cost.  Depreciation and amortization are provided for in amounts sufficient to amortize the costs of the related assets over their estimated useful lives on the straight-line method for financial reporting purposes, whereas accelerated methods are used for income tax purposes.

Maintenance, repairs and minor renewals are charged to expense when incurred.  Replacements and major renewals are capitalized.

Revenue recognition

Revenue is recognized on a monthly basis as realized and earned, on an accrual basis. Revenue recognized to date is composed primarily of consulting fees earned.

Deferred income taxes

Income taxes are provided for using the liability method of accounting in accordance with the Income Taxes Topic of the FASB ASC. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized and when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The computation of limitations relating to the amount of such tax assets, and the determination of appropriate valuation allowances relating to the realizing of such assets, are inherently complex and require the exercise of judgment. As additional information becomes available, the Company continually assess the carrying value of their net deferred tax assets.

The provision for income taxes differs from the amounts which would be provided by applying the statutory Federal income tax rate to net loss before provision for income taxes for the following reasons:

December 31, 2011
Income tax expense at statutory rate	7,800
Valuation allowance	(7,800)
Income tax expense per books	$ -

Net deferred tax assets consist of the following components:

December 31, 2011
NOL carryover	$ 41,000
Valuation allowance	(41,000)
Income tax expense per books	$ -

The Company has a net operating loss carryover of $121,000 as of December 31, 2011 which expires from 2025 through 2031.  Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax purposes are subject to annual limitations.  Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

Research and development costs

Research and development costs are charged to the statement of operations as incurred.

NOTE 3 - STOCKHOLDER LOANS PAYABLE

Stockholder loans payable consists of two promissory notes with two of its stockholders in which the Company may borrow up to $30,000 and $20,000, respectively.  These borrowings bear interest at 8% per annum and both are due on December 31, 2014 of which the Company has accrued interest of $3,847 and $1,377, respectively.